Shareholder Report, Holdings (Details) - C000240224	Jan. 31, 2025
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.30%
743606105 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
388689101 | Graphic Packaging Holding Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
092113109 | Black Hills Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
410867105 | Hanover Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
52110M109 | Lazard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
G0692U109 | Axis Capital Holdings LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
903002103 | UMH Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.70%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.30%